CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2023
CONCENTRATION AND RISKS
CONCENTRATION AND RISKS

15. CONCENTRATION AND RISKS

The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2021	2022		2023
Customer A	$225,899	$	*	$524,554
Customer B	*		*	524,274
Customer C	*		529,037	439,067
Customer D	*		*	247,834
Customer E	230,088		614,698	*
Customer F	268,466		516,634	*
Customer G	532,129		1,379,796	*

*Represents less than 10%

Total sales to the Group’s large customers whose sales constitute over 10% of revenue accounted for approximately 75%, 66% and 75% of revenues for the years ended December 31, 2021, 2022 and 2023, respectively. The Group is substantially dependent upon the continued participation of these customers in order to maintain its revenues. Significant reduction in the Group’s dependence on these customers is likely to take time and there can be no assurance that the Group will succeed in reducing such dependence.

The following suppliers individually accounted for 10% or more of purchases:

	Year ended December 31,
	2021	2022	2023
Supplier A	25%	34%	30%
Supplier B	20%	11%	16%
Supplier C	*	*	13%
Supplier D	34%	18%	*

*Represents less than 10%

The following suppliers individually accounted for 10% or more of accounts payables:

	December 31,
	2022	2023
Supplier A	62%	*
Supplier E	*	32%

*Represents less than 10%

The Group’s polysilicon manufacturing facilities are located in Xinjiang and Inner Mongolia to be close to sources of raw materials and energy for polysilicon production. Raw materials required for the Group’s polysilicon manufacturing process primarily include metallurgical grade silicon, electricity and other utilities, and other significant inputs for production, such as argon gas, caustic soda and graphite parts. Although there are a limited number of manufacturers of the particular metallurgical grade silicon, electricity and other utilities, management believes that other suppliers could provide similar inputs on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would affect operating results adversely.